Acquisitions and business combinations - JSC Tochka (Details) - JSC Tochka - RUB (₽) ₽ in Millions	Dec. 31, 2018	Jun. 30, 2018
Acquisitions and business combinations
Percentage of voting equity interests acquired		40.00%
Share in entity according to share in dividends and potential capital gains	45.00%	45.00%
Non-monetary assets contributed		₽ 125
Monetary assets contributed		992
Total contribution / consideration transferred		₽ 1,117
Cash paid	₽ 0
Bank Financial Corporation Otkritie
Acquisitions and business combinations
Percentage of ownership, excluding share adjustment		50.00%
Share adjustment to percentage of ownership		1
Share in entity according to share in dividends and potential capital gains		45.00%
Tochka management
Acquisitions and business combinations
Percentage of ownership, excluding share adjustment		10.00%
Share adjustment to percentage of ownership		(1)
Share in entity according to share in dividends and potential capital gains		10.00%